Supplemental Cash Flows (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Supplemental cash flow disclosures
Interest paid	$ 44,048		$ 55,580		$ 59,049
Income taxes paid (refunded)	(58,609)		(54,469)		53,050
Supplemental cash flows, stock based compensation
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	(2,205)		1,935		509
Common Shares
Supplemental cash flows, stock based compensation
Shares withheld	92,846	[1]	120,250	[1]	310,388	[1]
Aggregate value of shares withheld	3,604		5,952		13,527
Cash receipts upon exercise of stock options	900		5,447		3,574
Cash disbursements for payments of taxes	(3,105)	[2]	(3,512)	[2]	(3,065)	[2]
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$ (2,205)		$ 1,935		$ 509

[1]	Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.
[2]	In certain situations, U.S. Cellular withholds shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. U.S. Cellular then pays the amount of the required tax withholdings to the taxing authorities in cash.